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[HARBOR FUND LETTERHEAD]





                                               March 1, 2000




Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D. C.  20549

ATTENTION:  FILING DESK

RE:      HARBOR FUND
         PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
         FILE NO. 33-5852 AND FILE NO. 811-4676

Gentlemen:

         On behalf of Harbor Fund (the "Trust") pursuant to the Securities Act of 1933, as amended and Rule 497(j) thereunder and the Investment Company Act of 1940, as amended, I hereby certify that the form of Prospectus and Statement of Additional Information, each dated March 1, 2000 that would have been filed under paragraph 497(b) or 497(c) does not differ from that contained in Post-Effective Amendment No. 27 to the Trust's registration statement on Form N-1A ("PEA No. 27"), the most recent amendment to the Trust's registration statement and PEA No. 27 was filed electronically on February 25, 2000.

         If you have any questions or comments concerning the foregoing please contact the undersigned at (419) 247-5209.

                                               Sincerely,


                                               /s/ Karen Brenner Wasil
                                               -----------------------
                                               Karen Brenner Wasil
                                               Regulatory and Legal
                                               Compliance Manager

cc:      Ronald C. Boller
         Constance L. Souders
         Charles McCain III, Esq.